Capital and financial risk management - Credit risk - Operating activities - Movements in allowance for expected credit losses (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2018	Apr. 01, 2017
Impact of adoption of IFRS 15
Capital and financial risk management
Adoption of IFRS		€ 2,538
Contract assets and other receivables
Capital and financial risk management
Adoption of IFRS			€ 134
Exchange movements	€ 1
Amounts charged to administrative expenses	54
Other	(60)
Financial assets at end of period	129
Contract assets and other receivables | Impact of adoption of IFRS 15
Capital and financial risk management
Adoption of IFRS	78
Contract assets and other receivables | Impact of adoption of IFRS 9
Capital and financial risk management
Adoption of IFRS	56
Trade receivables. | Amortised cost
Capital and financial risk management
Financial assets at beginning of period		1,418
Adoption of IFRS			1,434	€ 1,418
Exchange movements	(19)	(78)
Amounts charged to administrative expenses	504	528
Other	(572)	(619)
Financial assets at end of period	1,347	1,249
Trade receivables. | Amortised cost | IAS 18 basis
Capital and financial risk management
Financial assets at end of period		€ 1,249
Trade receivables. | Amortised cost | Impact of adoption of IFRS 9
Capital and financial risk management
Adoption of IFRS	185
Trade receivables. | FVOCI
Capital and financial risk management
Adoption of IFRS			€ 23
Amounts charged to administrative expenses	17
Financial assets at end of period	40
Trade receivables. | FVOCI | Impact of adoption of IFRS 9
Capital and financial risk management
Adoption of IFRS	€ 23